DeltaShares® S&P 500 Managed Risk ETF

SCHEDULE OF INVESTMENTS

At September 30, 2021

(unaudited)

	Shares	Value
COMMON STOCKS - 99.6%
Aerospace & Defense - 1.5%
Boeing Co. (A)	6,147	$ 1,351,971
General Dynamics Corp.	2,588	507,326
Howmet Aerospace, Inc.	4,306	134,347
Huntington Ingalls Industries, Inc.	448	86,491
L3 Harris Technologies, Inc.	2,242	493,778
Lockheed Martin Corp.	2,749	948,680
Northrop Grumman Corp.	1,679	604,692
Raytheon Technologies Corp.	16,821	1,445,933
Textron, Inc.	2,500	174,525
TransDigm Group, Inc. (A)	584	364,749

		6,112,492

Air Freight & Logistics - 0.6%
CH Robinson Worldwide, Inc.	1,469	127,803
Expeditors International of Washington, Inc.	1,895	225,751
FedEx Corp.	2,744	601,732
United Parcel Service, Inc., Class B	8,124	1,479,380

		2,434,666

Airlines - 0.3%
Alaska Air Group, Inc. (A)	1,397	81,864
American Airlines Group, Inc. (A)	7,223	148,216
Delta Air Lines, Inc. (A)	7,139	304,193
Southwest Airlines Co. (A)	6,600	339,438
United Airlines Holdings, Inc. (A)	3,610	171,728

		1,045,439

Auto Components - 0.1%
Aptiv PLC (A)	3,018	449,591
BorgWarner, Inc.	2,675	115,587

		565,178

Automobiles - 2.1%
Ford Motor Co. (A)	43,773	619,826
General Motors Co. (A)	16,195	853,638
Tesla, Inc. (A)	9,052	7,019,645

		8,493,109

Banks - 4.4%
Bank of America Corp.	82,608	3,506,710
Citigroup, Inc.	22,610	1,586,770
Citizens Financial Group, Inc.	4,753	223,296
Comerica, Inc.	1,494	120,267
Fifth Third Bancorp	7,705	327,000
First Republic Bank	1,967	379,395
Huntington Bancshares, Inc.	16,472	254,657
JPMorgan Chase & Co.	33,335	5,456,606
KeyCorp	10,669	230,664
M&T Bank Corp.	1,435	214,303
People’s United Financial, Inc.	4,774	83,402
PNC Financial Services Group, Inc.	4,741	927,529
Regions Financial Corp.	10,648	226,909
SVB Financial Group (A)	654	423,059
Truist Financial Corp.	14,891	873,357
US Bancorp	15,051	894,631
Wells Fargo & Co.	45,809	2,125,996
Zions Bancorp NA	1,808	111,897

		17,966,448

	Shares	Value
COMMON STOCKS (continued)
Beverages - 1.4%
Brown-Forman Corp., Class B	2,038	$ 136,566
Coca-Cola Co.	43,339	2,273,997
Constellation Brands, Inc., Class A	1,877	395,465
Molson Coors Beverage Co., Class B	2,102	97,491
Monster Beverage Corp. (A)	4,189	372,109
PepsiCo, Inc.	15,418	2,319,022

		5,594,650

Biotechnology - 1.9%
AbbVie, Inc.	19,714	2,126,549
Amgen, Inc.	6,335	1,347,138
Biogen, Inc. (A)	1,663	470,612
Gilead Sciences, Inc.	13,987	976,992
Incyte Corp. (A)	2,094	144,025
Moderna, Inc. (A)	3,918	1,507,882
Regeneron Pharmaceuticals, Inc. (A)	1,173	709,876
Vertex Pharmaceuticals, Inc. (A)	2,894	524,943

		7,808,017

Building Products - 0.5%
A.O. Smith Corp.	1,486	90,750
Allegion PLC	1,001	132,312
Carrier Global Corp.	9,680	501,037
Fortune Brands Home & Security, Inc.	1,538	137,528
Johnson Controls International PLC	7,945	540,896
Masco Corp.	2,757	153,151
Trane Technologies PLC	2,651	457,695

		2,013,369

Capital Markets - 3.0%
Ameriprise Financial, Inc.	1,269	335,168
Bank of New York Mellon Corp.	8,859	459,251
BlackRock, Inc.	1,596	1,338,501
Cboe Global Markets, Inc.	1,189	147,270
Charles Schwab Corp.	16,747	1,219,851
CME Group, Inc.	4,006	774,680
Franklin Resources, Inc.	3,141	93,351
Goldman Sachs Group, Inc.	3,761	1,421,771
Intercontinental Exchange, Inc.	6,282	721,299
Invesco Ltd.	3,809	91,835
MarketAxess Holdings, Inc.	424	178,373
Moody’s Corp.	1,807	641,684
Morgan Stanley	16,283	1,584,499
MSCI, Inc.	920	559,673
Nasdaq, Inc.	1,306	252,084
Northern Trust Corp.	2,325	250,658
Raymond James Financial, Inc.	2,067	190,697
S&P Global, Inc.	2,688	1,142,104
State Street Corp.	4,079	345,573
T. Rowe Price Group, Inc.	2,532	498,044

		12,246,366

Chemicals - 1.7%
Air Products & Chemicals, Inc.	2,469	632,336
Albemarle Corp.	1,305	285,756
Celanese Corp.	1,240	186,794
CF Industries Holdings, Inc.	2,400	133,968
Corteva, Inc.	8,190	344,635
Dow, Inc.	8,319	478,842
DuPont de Nemours, Inc.	5,835	396,722
Eastman Chemical Co.	1,515	152,621
Ecolab, Inc.	2,777	579,338
FMC Corp.	1,436	131,480
International Flavors & Fragrances, Inc.	2,778	371,474

Transamerica ETF Trust	Page 1

DeltaShares® S&P 500 Managed Risk ETF

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2021

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Chemicals (continued)
Linde PLC	5,761	$ 1,690,162
LyondellBasell Industries NV, Class A	2,948	276,670
Mosaic Co.	3,857	137,772
PPG Industries, Inc.	2,648	378,690
Sherwin-Williams Co.	2,702	755,830

		6,933,090

Commercial Services & Supplies - 0.4%
Cintas Corp.	976	371,524
Copart, Inc. (A)	2,375	329,460
Republic Services, Inc.	2,344	281,421
Rollins, Inc.	2,525	89,208
Waste Management, Inc.	4,322	645,534

		1,717,147

Communications Equipment - 0.8%
Arista Networks, Inc. (A)	625	214,775
Cisco Systems, Inc.	47,012	2,558,863
F5 Networks, Inc. (A)	673	133,779
Juniper Networks, Inc.	3,627	99,815
Motorola Solutions, Inc.	1,889	438,853

		3,446,085

Construction & Engineering - 0.0% (B)
Quanta Services, Inc.	1,552	176,649

Construction Materials - 0.1%
Martin Marietta Materials, Inc.	696	237,809
Vulcan Materials Co.	1,480	250,357

		488,166

Consumer Finance - 0.7%
American Express Co.	7,178	1,202,530
Capital One Financial Corp.	4,977	806,125
Discover Financial Services	3,341	410,442
Synchrony Financial	6,355	310,632

		2,729,729

Containers & Packaging - 0.3%
Amcor PLC	17,200	199,348
Avery Dennison Corp.	925	191,669
Ball Corp.	3,644	327,851
International Paper Co.	4,360	243,811
Packaging Corp. of America	1,060	145,686
Sealed Air Corp.	1,672	91,609
WestRock Co.	2,979	148,444

		1,348,418

Distributors - 0.1%
Genuine Parts Co.	1,598	193,726
LKQ Corp. (A)	3,016	151,765
Pool Corp.	447	194,181

		539,672

Diversified Financial Services - 1.4%
Berkshire Hathaway, Inc., Class B (A)	20,679	5,644,126

Diversified Telecommunication Services - 1.2%
AT&T, Inc.	79,651	2,151,373
Lumen Technologies, Inc. (C)	11,097	137,492
Verizon Communications, Inc.	46,185	2,494,452

		4,783,317

Electric Utilities - 1.6%
Alliant Energy Corp.	2,792	156,296

	Shares	Value
COMMON STOCKS (continued)
Electric Utilities (continued)
American Electric Power Co., Inc.	5,581	$ 453,065
Duke Energy Corp.	8,582	837,517
Edison International	4,236	234,971
Entergy Corp.	2,242	222,653
Evergy, Inc.	2,558	159,107
Eversource Energy	3,834	313,468
Exelon Corp.	10,908	527,293
FirstEnergy Corp.	6,071	216,249
NextEra Energy, Inc.	21,884	1,718,332
NRG Energy, Inc.	2,731	111,507
Pinnacle West Capital Corp.	1,258	91,029
PPL Corp.	8,585	239,350
Southern Co.	11,812	731,990
Xcel Energy, Inc.	6,007	375,437

		6,388,264

Electrical Equipment - 0.6%
AMETEK, Inc.	2,579	319,822
Eaton Corp. PLC	4,447	663,981
Emerson Electric Co.	6,669	628,220
Generac Holdings, Inc. (A)	704	287,704
Rockwell Automation, Inc.	1,294	380,488

		2,280,215

Electronic Equipment, Instruments & Components - 0.7%
Amphenol Corp., Class A	6,673	488,664
CDW Corp.	1,534	279,219
Corning, Inc.	8,574	312,865
IPG Photonics Corp. (A)	400	63,360
Keysight Technologies, Inc. (A)	2,055	337,616
TE Connectivity Ltd.	3,659	502,088
Teledyne Technologies, Inc. (A)	520	223,381
Trimble, Inc. (A)	2,807	230,876
Zebra Technologies Corp., Class A (A)	596	307,190

		2,745,259

Energy Equipment & Services - 0.2%
Baker Hughes Co.	9,242	228,555
Halliburton Co.	9,934	214,773
Schlumberger NV	15,600	462,384

		905,712

Entertainment - 1.9%
Activision Blizzard, Inc.	8,676	671,436
Electronic Arts, Inc.	3,175	451,644
Live Nation Entertainment, Inc. (A)	1,470	133,961
Netflix, Inc. (A)	4,937	3,013,248
Take-Two Interactive Software, Inc. (A)	1,300	200,291
Walt Disney Co. (A)	20,271	3,429,245

		7,899,825

Equity Real Estate Investment Trusts - 2.5%
Alexandria Real Estate Equities, Inc.	1,547	295,585
American Tower Corp.	5,077	1,347,487
AvalonBay Communities, Inc.	1,558	345,315
Boston Properties, Inc.	1,585	171,735
Crown Castle International Corp.	4,821	835,576
Digital Realty Trust, Inc.	3,152	455,306
Duke Realty Corp.	4,221	202,059
Equinix, Inc.	1,001	790,920
Equity Residential	3,801	307,577
Essex Property Trust, Inc.	726	232,131
Extra Space Storage, Inc.	1,493	250,809
Federal Realty Investment Trust	781	92,150
Healthpeak Properties, Inc.	6,012	201,282

Transamerica ETF Trust	Page 2

DeltaShares® S&P 500 Managed Risk ETF

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2021

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Equity Real Estate Investment Trusts (continued)
Host Hotels & Resorts, Inc. (A)	7,965	$ 130,068
Iron Mountain, Inc. (C)	3,229	140,300
Kimco Realty Corp.	6,844	142,013
Mid-America Apartment Communities, Inc.	1,294	241,654
Prologis, Inc.	8,247	1,034,421
Public Storage	1,701	505,367
Realty Income Corp.	4,344	281,752
Regency Centers Corp.	1,706	114,865
SBA Communications Corp.	1,222	403,957
Simon Property Group, Inc.	3,666	476,470
UDR, Inc.	3,113	164,927
Ventas, Inc.	4,389	242,317
Vornado Realty Trust	1,774	74,526
Welltower, Inc.	4,714	388,434
Weyerhaeuser Co.	8,364	297,507

		10,166,510

Food & Staples Retailing - 1.4%
Costco Wholesale Corp.	4,932	2,216,194
Kroger Co.	7,586	306,702
Sysco Corp.	5,707	448,000
Walgreens Boots Alliance, Inc.	8,009	376,823
Walmart, Inc.	15,942	2,221,996

		5,569,715

Food Products - 0.9%
Archer-Daniels-Midland Co.	6,240	374,462
Campbell Soup Co.	2,265	94,700
Conagra Brands, Inc.	5,358	181,475
General Mills, Inc.	6,763	404,563
Hershey Co.	1,622	274,524
Hormel Foods Corp. (C)	3,145	128,945
J.M. Smucker Co.	1,209	145,116
Kellogg Co.	2,852	182,300
Kraft Heinz Co.	7,506	276,371
Lamb Weston Holdings, Inc.	1,619	99,358
McCormick & Co., Inc.	2,780	225,263
Mondelez International, Inc., Class A	15,593	907,201
Tyson Foods, Inc., Class A	3,289	259,634

		3,553,912

Gas Utilities - 0.0% (B)
Atmos Energy Corp.	1,459	128,684

Health Care Equipment & Supplies - 3.8%
Abbott Laboratories	19,777	2,336,257
ABIOMED, Inc. (A)	506	164,713
Align Technology, Inc. (A)	820	545,652
Baxter International, Inc.	5,577	448,558
Becton Dickinson & Co.	3,204	787,607
Boston Scientific Corp. (A)	15,884	689,207
Cooper Cos., Inc.	549	226,907
Danaher Corp.	7,088	2,157,871
DENTSPLY SIRONA, Inc.	2,438	141,526
DexCom, Inc. (A)	1,079	590,062
Edwards Lifesciences Corp. (A)	6,954	787,262
Hologic, Inc. (A)	2,828	208,735
IDEXX Laboratories, Inc. (A)	949	590,183
Intuitive Surgical, Inc. (A)	1,326	1,318,243
Medtronic PLC	14,992	1,879,247
ResMed, Inc.	1,623	427,742
STERIS PLC	1,113	227,364
Stryker Corp.	3,744	987,368
Teleflex, Inc.	522	196,559

	Shares	Value
COMMON STOCKS (continued)
Health Care Equipment & Supplies (continued)
West Pharmaceutical Services, Inc.	825	$ 350,245
Zimmer Biomet Holdings, Inc.	2,330	341,019

		15,402,327

Health Care Providers & Services - 2.5%
AmerisourceBergen Corp.	1,669	199,362
Anthem, Inc.	2,720	1,014,016
Cardinal Health, Inc.	3,237	160,102
Centene Corp. (A)	6,504	405,264
Cigna Corp.	3,794	759,407
CVS Health Corp.	14,721	1,249,224
DaVita, Inc. (A)	748	86,962
HCA Healthcare, Inc.	2,750	667,480
Henry Schein, Inc. (A)	1,558	118,657
Humana, Inc.	1,434	558,041
Laboratory Corp. of America Holdings (A)	1,079	303,674
McKesson Corp.	1,725	343,931
Quest Diagnostics, Inc.	1,363	198,058
UnitedHealth Group, Inc.	10,519	4,110,194
Universal Health Services, Inc., Class B	846	117,061

		10,291,433

Health Care Technology - 0.1%
Cerner Corp.	3,297	232,504

Hotels, Restaurants & Leisure - 2.1%
Booking Holdings, Inc. (A)	458	1,087,232
Caesars Entertainment, Inc. (A)	2,381	267,339
Carnival Corp. (A)	8,908	222,789
Chipotle Mexican Grill, Inc. (A)	313	568,884
Darden Restaurants, Inc.	1,454	220,237
Domino’s Pizza, Inc.	411	196,031
Expedia Group, Inc. (A)	1,621	265,682
Hilton Worldwide Holdings, Inc. (A)	3,109	410,730
Las Vegas Sands Corp. (A)	3,835	140,361
Marriott International, Inc., Class A (A)	3,052	451,971
McDonald’s Corp.	8,331	2,008,687
MGM Resorts International	4,462	192,535
Norwegian Cruise Line Holdings Ltd. (A)	4,128	110,259
Penn National Gaming, Inc. (A) (C)	1,749	126,733
Royal Caribbean Cruises Ltd. (A)	2,500	222,375
Starbucks Corp.	13,154	1,451,018
Wynn Resorts Ltd. (A) (C)	1,174	99,496
Yum! Brands, Inc.	3,298	403,378

		8,445,737

Household Durables - 0.4%
D.R. Horton, Inc.	3,636	305,315
Garmin Ltd.	1,695	263,505
Leggett & Platt, Inc.	1,487	66,677
Lennar Corp., Class A	3,064	287,036
Mohawk Industries, Inc. (A)	624	110,698
Newell Brands, Inc.	4,224	93,519
NVR, Inc. (A)	38	182,175
PulteGroup, Inc.	2,895	132,938
Whirlpool Corp.	699	142,498

		1,584,361

Household Products - 1.3%
Church & Dwight Co., Inc.	2,739	226,159
Clorox Co.	1,370	226,886
Colgate-Palmolive Co.	9,410	711,208
Kimberly-Clark Corp.	3,757	497,577
Procter & Gamble Co.	27,079	3,785,644

		5,447,474

Transamerica ETF Trust	Page 3

DeltaShares® S&P 500 Managed Risk ETF

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2021

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Independent Power & Renewable Electricity Producers - 0.0% (B)
AES Corp.	7,434	$ 169,718

Industrial Conglomerates - 1.1%
3M Co.	6,455	1,132,336
General Electric Co.	12,245	1,261,602
Honeywell International, Inc.	7,702	1,634,981
Roper Technologies, Inc.	1,176	524,649

		4,553,568

Insurance - 1.9%
Aflac, Inc.	6,884	358,863
Allstate Corp.	3,298	419,868
American International Group, Inc.	9,540	523,651
Aon PLC, Class A	2,518	719,569
Arthur J Gallagher & Co.	2,306	342,787
Assurant, Inc.	656	103,484
Brown & Brown, Inc.	2,607	144,558
Chubb Ltd.	4,894	849,011
Cincinnati Financial Corp.	1,672	190,976
Everest Re Group Ltd.	445	111,597
Globe Life, Inc.	1,044	92,947
Hartford Financial Services Group, Inc.	3,873	272,078
Lincoln National Corp.	1,971	135,506
Loews Corp.	2,267	122,259
Marsh & McLennan Cos., Inc.	5,652	855,882
MetLife, Inc.	8,125	501,556
Principal Financial Group, Inc.	2,784	179,290
Progressive Corp.	6,528	590,066
Prudential Financial, Inc.	4,315	453,938
Travelers Cos., Inc.	2,783	423,044
W.R. Berkley Corp.	1,565	114,527
Willis Towers Watson PLC	1,440	334,743

		7,840,200

Interactive Media & Services - 6.7%
Alphabet, Inc., Class A (A)	3,359	8,980,354
Alphabet, Inc., Class C (A)	3,143	8,377,069
Facebook, Inc., Class A (A)	26,593	9,025,398
Match Group, Inc. (A)	3,088	484,785
Twitter, Inc. (A)	8,902	537,592

		27,405,198

Internet & Direct Marketing Retail - 4.1%
Amazon.com, Inc. (A)	4,859	15,962,009
eBay, Inc.	7,252	505,247
Etsy, Inc. (A)	1,412	293,640

		16,760,896

IT Services - 4.9%
Accenture PLC, Class A	7,074	2,263,114
Akamai Technologies, Inc. (A)	1,816	189,935
Automatic Data Processing, Inc.	4,720	943,622
Broadridge Financial Solutions, Inc.	1,296	215,965
Cognizant Technology Solutions Corp., Class A	5,863	435,093
DXC Technology Co. (A)	2,810	94,444
Fidelity National Information Services, Inc.	6,891	838,497
Fiserv, Inc. (A)	6,649	721,417
FleetCor Technologies, Inc. (A)	921	240,630
Gartner, Inc. (A)	933	283,520
Global Payments, Inc.	3,277	516,390
International Business Machines Corp.	9,999	1,389,161
Jack Henry & Associates, Inc.	829	136,006
Mastercard, Inc., Class A	9,718	3,378,754
Paychex, Inc.	3,573	401,784

	Shares	Value
COMMON STOCKS (continued)
IT Services (continued)
PayPal Holdings, Inc. (A)	13,108	$ 3,410,833
VeriSign, Inc. (A)	1,086	222,641
Visa, Inc., Class A	18,827	4,193,714
Western Union Co.	4,533	91,657

		19,967,177

Leisure Products - 0.0% (B)
Hasbro, Inc.	1,444	128,834

Life Sciences Tools & Services - 1.4%
Agilent Technologies, Inc.	3,385	533,239
Bio-Rad Laboratories, Inc., Class A (A)	240	179,028
Bio-Techne Corp.	434	210,303
Charles River Laboratories International, Inc. (A)	562	231,921
Illumina, Inc. (A)	1,637	663,984
IQVIA Holdings, Inc. (A)	2,138	512,137
Mettler-Toledo International, Inc. (A)	258	355,359
PerkinElmer, Inc.	1,251	216,786
Thermo Fisher Scientific, Inc.	4,389	2,507,567
Waters Corp. (A)	685	244,750

		5,655,074

Machinery - 1.5%
Caterpillar, Inc.	6,107	1,172,361
Cummins, Inc.	1,602	359,745
Deere & Co.	3,167	1,061,167
Dover Corp.	1,606	249,733
Fortive Corp.	3,998	282,139
IDEX Corp.	848	175,494
Illinois Tool Works, Inc.	3,197	660,596
Ingersoll Rand, Inc. (A)	4,520	227,853
Otis Worldwide Corp.	4,761	391,735
PACCAR, Inc.	3,873	305,657
Parker-Hannifin Corp.	1,440	402,653
Pentair PLC	1,850	134,365
Snap-on, Inc.	602	125,788
Stanley Black & Decker, Inc.	1,818	318,713
Westinghouse Air Brake Technologies Corp.	2,109	181,817
Xylem, Inc.	2,010	248,597

		6,298,413

Media - 1.2%
Charter Communications, Inc., Class A (A)	1,415	1,029,497
Comcast Corp., Class A	51,096	2,857,799
Discovery, Inc., Class A (A)	1,886	47,867
Discovery, Inc., Class C (A)	3,388	82,227
DISH Network Corp., Class A (A)	2,777	120,688
Fox Corp., Class A	3,608	144,717
Fox Corp., Class B	1,655	61,434
Interpublic Group of Cos., Inc.	4,391	161,018
News Corp., Class A	4,364	102,685
News Corp., Class B	1,358	31,546
Omnicom Group, Inc.	2,392	173,324
ViacomCBS, Inc., Class B	6,758	267,009

		5,079,811

Metals & Mining - 0.3%
Freeport-McMoRan, Inc.	16,377	532,744
Newmont Corp.	8,915	484,085
Nucor Corp.	3,276	322,653

		1,339,482

Multi-Utilities - 0.7%
Ameren Corp.	2,869	232,389

Transamerica ETF Trust	Page 4

DeltaShares® S&P 500 Managed Risk ETF

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2021

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Multi-Utilities (continued)
CenterPoint Energy, Inc.	6,614	$ 162,704
CMS Energy Corp.	3,231	192,988
Consolidated Edison, Inc.	3,942	286,150
Dominion Energy, Inc.	9,019	658,567
DTE Energy Co.	2,161	241,405
NiSource, Inc.	4,378	106,079
Public Service Enterprise Group, Inc.	5,640	343,476
Sempra Energy	3,562	450,593
WEC Energy Group, Inc.	3,519	310,376

		2,984,727

Multiline Retail - 0.5%
Dollar General Corp.	2,635	558,989
Dollar Tree, Inc. (A)	2,588	247,723
Target Corp.	5,519	1,262,582

		2,069,294

Oil, Gas & Consumable Fuels - 2.5%
APA Corp.	4,217	90,370
Cabot Oil & Gas Corp.	4,458	97,006
Chevron Corp.	21,574	2,188,682
ConocoPhillips	14,938	1,012,348
Devon Energy Corp.	7,024	249,422
Diamondback Energy, Inc.	1,899	179,778
EOG Resources, Inc.	6,513	522,799
Exxon Mobil Corp.	47,228	2,777,951
Hess Corp.	3,075	240,188
Kinder Morgan, Inc.	21,744	363,777
Marathon Oil Corp.	8,795	120,228
Marathon Petroleum Corp.	7,119	440,025
Occidental Petroleum Corp.	9,896	292,724
ONEOK, Inc.	4,972	288,326
Phillips 66	4,886	342,167
Pioneer Natural Resources Co.	2,531	421,437
Valero Energy Corp.	4,561	321,870
Williams Cos., Inc.	13,554	351,591

		10,300,689

Personal Products - 0.2%
Estee Lauder Cos., Inc., Class A	2,587	775,919

Pharmaceuticals - 3.6%
Bristol-Myers Squibb Co.	24,789	1,466,765
Catalent, Inc. (A)	1,900	252,833
Eli Lilly & Co.	8,857	2,046,410
Johnson & Johnson	29,367	4,742,771
Merck & Co., Inc.	28,239	2,121,031
Organon & Co.	2,828	92,730
Pfizer, Inc.	62,546	2,690,103
Viatris, Inc.	13,490	182,790
Zoetis, Inc.	5,287	1,026,418

		14,621,851

Professional Services - 0.4%
Equifax, Inc.	1,359	344,398
IHS Markit Ltd.	4,447	518,609
Jacobs Engineering Group, Inc.	1,454	192,699
Leidos Holdings, Inc.	1,579	151,789
Nielsen Holdings PLC	4,003	76,818
Robert Half International, Inc.	1,249	125,312
Verisk Analytics, Inc.	1,800	360,486

		1,770,111

Real Estate Management & Development - 0.1%
CBRE Group, Inc., Class A (A)	3,745	364,613

	Shares	Value
COMMON STOCKS (continued)
Road & Rail - 0.9%
CSX Corp.	25,150	$ 747,961
JB Hunt Transport Services, Inc.	939	157,019
Kansas City Southern	1,015	274,700
Norfolk Southern Corp.	2,755	659,134
Old Dominion Freight Line, Inc.	1,046	299,135
Union Pacific Corp.	7,275	1,425,973

		3,563,922

Semiconductors & Semiconductor Equipment - 5.6%
Advanced Micro Devices, Inc. (A)	13,531	1,392,340
Analog Devices, Inc.	6,001	1,005,047
Applied Materials, Inc.	10,196	1,312,531
Broadcom, Inc.	4,577	2,219,525
Enphase Energy, Inc. (A)	1,502	225,255
Intel Corp.	45,258	2,411,346
KLA Corp.	1,704	570,005
Lam Research Corp.	1,590	904,948
Microchip Technology, Inc.	3,057	469,219
Micron Technology, Inc.	12,558	891,367
Monolithic Power Systems, Inc.	482	233,616
NVIDIA Corp.	27,800	5,759,048
NXP Semiconductors NV	2,958	579,383
Qorvo, Inc. (A)	1,240	207,316
QUALCOMM, Inc.	12,583	1,622,955
Skyworks Solutions, Inc.	1,842	303,525
Teradyne, Inc.	1,840	200,873
Texas Instruments, Inc.	10,299	1,979,571
Xilinx, Inc.	2,761	416,883

		22,704,753

Software - 9.2%
Adobe, Inc. (A)	5,315	3,059,952
ANSYS, Inc. (A)	973	331,258
Autodesk, Inc. (A)	2,454	699,807
Cadence Design Systems, Inc. (A)	3,088	467,647
Ceridian HCM Holding, Inc. (A)	1,505	169,493
Citrix Systems, Inc.	1,386	148,815
Fortinet, Inc. (A)	1,512	441,565
Intuit, Inc.	3,048	1,644,427
Microsoft Corp.	83,833	23,634,199
NortonLifeLock, Inc.	6,484	164,045
Oracle Corp.	18,376	1,601,101
Paycom Software, Inc. (A)	536	265,722
PTC, Inc. (A)	1,179	141,232
salesforce.com, Inc. (A)	10,838	2,939,482
ServiceNow, Inc. (A)	2,210	1,375,217
Synopsys, Inc. (A)	1,702	509,596
Tyler Technologies, Inc. (A)	456	209,144

		37,802,702

Specialty Retail - 2.2%
Advance Auto Parts, Inc.	730	152,490
AutoZone, Inc. (A)	240	407,518
Bath & Body Works, Inc.	2,953	186,127
Best Buy Co., Inc.	2,515	265,861
CarMax, Inc. (A)	1,818	232,631
Gap, Inc.	2,401	54,503
Home Depot, Inc.	11,861	3,893,492
Lowe’s Cos., Inc.	7,886	1,599,754
O’Reilly Automotive, Inc. (A)	769	469,905
Ross Stores, Inc.	3,984	433,658
TJX Cos., Inc.	13,459	888,025

Transamerica ETF Trust	Page 5

DeltaShares® S&P 500 Managed Risk ETF

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2021

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Specialty Retail (continued)
Tractor Supply Co.	1,276	$ 258,530
Ulta Beauty, Inc. (A)	611	220,522

		9,063,016

Technology Hardware, Storage & Peripherals - 6.3%
Apple, Inc.	175,183	24,788,395
Hewlett Packard Enterprise Co.	14,568	207,594
HP, Inc.	13,401	366,651
NetApp, Inc.	2,499	224,310
Seagate Technology Holdings PLC	2,336	192,767
Western Digital Corp. (A)	3,419	192,968

		25,972,685

Textiles, Apparel & Luxury Goods - 0.7%
Hanesbrands, Inc. (C)	3,895	66,838
NIKE, Inc., Class B	14,258	2,070,689
PVH Corp. (A)	796	81,821
Ralph Lauren Corp.	542	60,184
Tapestry, Inc.	3,111	115,169
Under Armour, Inc., Class A (A)	2,104	42,459
Under Armour, Inc., Class C (A)	2,325	40,734
VF Corp.	3,635	243,509

		2,721,403

Tobacco - 0.6%
Altria Group, Inc.	20,572	936,437
Philip Morris International, Inc.	17,386	1,648,019

		2,584,456

Trading Companies & Distributors - 0.2%
Fastenal Co.	6,412	330,923
United Rentals, Inc. (A)	808	283,552
WW Grainger, Inc.	488	191,813

		806,288

Water Utilities - 0.1%
American Water Works Co., Inc.	2,025	342,306

Wireless Telecommunication Services - 0.2%
T-Mobile US, Inc. (A)	6,543	835,934

Total Common Stocks (Cost $319,694,813)		407,611,105

SHORT-TERM INVESTMENT COMPANY - 0.4%
Money Market Fund - 0.4%
State Street Institutional Treasury Money Market Fund, 0.01% (D)	1,344,110	1,344,110

Total Short-Term Investment Company (Cost $1,344,110)		1,344,110

OTHER INVESTMENT COMPANY - 0.0% (B)
Securities Lending Collateral - 0.0% (B)
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.03% (D)	137,372	137,372

Total Other Investment Company (Cost $137,372)		137,372

Total Investments (Cost $321,176,295)		409,092,587
Net Other Assets (Liabilities) - 0.0% (B)		94,889

Net Assets - 100.0%		$ 409,187,476

Transamerica ETF Trust	Page 6

DeltaShares® S&P 500 Managed Risk ETF

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2021

(unaudited)

FUTURES CONTRACTS:

Long Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
S&P 500® E-Mini Index	7	12/17/2021	$1,552,225	$1,504,213	$—	$(48,012)

INVESTMENT VALUATION:

Valuation Inputs (E)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$407,611,105	$—	$—	$407,611,105
Short-Term Investment Companies	1,344,110	—	—	1,344,110
Other Investment Company	137,372	—	—	137,372

Total Investments	$409,092,587	$—	$—	$409,092,587

LIABILITIES
Other Financial Instruments
Futures Contracts (F)	$(48,012)	$—	$—	$(48,012)

Total Other Financial Instruments	$(48,012)	$—	$—	$(48,012)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	Percentage rounds to less than 0.1% or (0.1)%.
(C)	All or a portion of the securities are on loan. The total value of all securities on loan is $526,180, collateralized by cash collateral of $137,372 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $401,675. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(D)	Rates disclosed reflect the yields at September 30, 2021.
(E)	There were no transfers in or out of Level 3 during the period ended September 30, 2021. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.
(F)	Derivative instruments are valued at unrealized appreciation (depreciation).

Transamerica ETF Trust	Page 7

DeltaShares® S&P 500 Managed Risk ETF

NOTES TO SCHEDULE OF INVESTMENTS

At September 30, 2021

(unaudited)

INVESTMENT VALUATION

DeltaShares® S&P 500 Managed Risk ETF (the “Fund”) is a series of the Transamerica ETF Trust.

All investments in securities are recorded at their estimated fair value. The Fund values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Fund’s own assumptions used in determining the fair value of investments and derivative instruments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund’s investments at September 30, 2021, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Fund’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Short-term notes: The Fund normally values short-term government and U.S. government agency securities using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers and reference data. Certain securities are valued by principally using dealer quotations. Short-term government and U.S. government agency securities generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Transamerica ETF Trust	Page 8

DeltaShares® S&P 500 Managed Risk ETF

NOTES TO SCHEDULE OF INVESTMENTS (continued)

At September 30, 2021

(unaudited)

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Fund using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

Transamerica ETF Trust	Page 9